The Company (Details)						6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 27, 2014 USD ($) $ / shares shares	Jun. 30, 2014 $ / shares shares	Jan. 06, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares $ / item shares	Aug. 27, 2013 USD ($) $ / shares shares	Jun. 30, 2015 $ / shares shares	Jun. 30, 2014 $ / shares	Sep. 30, 2013 USD ($) $ / shares $ / item shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Nov. 26, 2013
The Company (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio							10
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares						$ 0.001			$ 0.001	$ 0.001
Debt Instrument, Face Amount (in Dollars) | $			$ 1,250,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						111,000			118,225
Share Price (in Dollars per share) | $ / shares									$ 3.00
Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%
Long-term Debt, Gross (in Dollars) | $			$ 1,250,000
Gains (Losses) on Extinguishment of Debt (in Dollars) | $									$ (128,546)	$ (4,970,410)
Placement Agent, Final Warrant Unit Issued				2.54	23.34
Stockholders' Equity, Reverse Stock Split						On June 30, 2014, the Company effected a reverse stock split of its common stock by a ratio of one-for-ten (the “2014 Reverse Split”).
Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					56,518
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares					$ 26.00
Relative Fair Value Of Securities Surrendered In 2013 Exchange [Member]
The Company (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares										$ 20.00
Fair Value Assumptions, Expected Volatility Rate										84.26%
Fair Value Assumptions, Risk Free Interest Rate										1.16%
Fair Value Assumptions, Expected Dividend Rate										0.00%
Fair Value Assumptions, Expected Term										4 years
2013 Private Placement [Member]
The Company (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				1,250				1,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares										$ 26.00
Sale of Stock, Consideration Received Per Transaction (in Dollars) | $								$ 50,000
Gross Proceeds from Private Placement (in Dollars) | $					$ 13,668,500			$ 1,369,000		$ 15,037,500
Sale of Stock, Number of Warrants Issued in Transaction					341,713			34,225		375,938
Payments of Stock Issuance Costs (in Dollars) | $										$ 2,791,359
Issuance of Warrants to Placement Agent (in Dollars) | $										$ 1,147,021
Warrants, Exercisable Period										5 years
Payment for Placement Agent Fees (in Dollars) | $										$ 1,339,750
2013 Private Placement Offering Cost [Member]
The Company (Details) [Line Items]
Issuance of Warrants to Placement Agent (in Dollars) | $										$ 1,147,021
2014 Public Offering [Member]
The Company (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 5.00
Sale of Stock, Number of Shares in Each Unit Sold	2,000
Sale of Stock, Number of Warrants Issued in Transaction	4,600,000
Units Issued During Period, Units, New Issues	2,000
Unit Issued During Period, Price Per Unit, New Issues (in Dollars per share) | $ / shares	$ 10,000
Sale of Warrant, Number of Warrant in Each Unit Sold	2,000
Sale of Stock, Number of Shares Issued in Transaction	4,000,000
Class of Warrant or Right Expiration Period	5 years
Gross Proceeds From Public Offering (in Dollars) | $	$ 20,000,006
Proceeds from Issuance of Common Stock (in Dollars) | $	$ 18,000,000
The 2013 Reverse Split [Member]
The Company (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					99.39
Stockholders Equity Note, Stock Split,Shares Issued for Fractional Share					1
The 2014 Reverse Split [Member]
The Company (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		10
Stockholders Equity Note, Stock Split,Shares Issued for Fractional Share		1
Common Stock [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											100.00%
Common Stock [Member] | Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issuable in Transaction					106,732
Common Stock [Member] | 2013 Private Placement [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issuable in Transaction					520,925			68,450		589,375
Sale of Stock, Number of Shares in Each Unit Sold								2,500
Sale of Stock, Number of Warrants Issued in Transaction					162,500
Preferred Stock [Member]
The Company (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent											17.20%
Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Payments of Stock Issuance Costs (in Dollars) | $									$ (118,413)
Warrant [Member]
The Company (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares		$ 12.50				$ 3.15	$ 12.50		$ 3.00	$ 20.00
Fair Value Assumptions, Expected Dividend Rate									0.00%	0.00%
Warrant [Member] | Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issuable in Transaction					236,900
Series 1 Convertible Preferred Stock [Member] | 2013 Private Placement [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares in Each Unit Sold								9.9390
Series A-1 [Member] | Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Preferred Stock, Liquidation Preference, Value (in Dollars) | $					$ 17,081,913
Series A-1 [Member] | Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.001
Series A-2 [Member] | Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					0.001
Series 1 Convertible Preferred Stock [Member]
The Company (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.001
Series 1 Convertible Preferred Stock [Member] | Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,987.0168
Series 1 Convertible Preferred Stock [Member] | 2013 Private Placement [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issuable in Transaction										646.0351
Conversion of Stock, Shares Issuable					646.0351
Convertible Promissory Note [Member] | Securities Exchange Agreement Securities Obtained From Investors In Transaction [Member]
The Company (Details) [Line Items]
Debt Instrument, Face Amount (in Dollars) | $					$ 17,084,894
Convertible Promissory Note [Member] | Relative Fair Value Of Securities Surrendered In 2013 Exchange [Member]
The Company (Details) [Line Items]
Debt Instrument, Fair Value Disclosure (in Dollars) | $										$ 10,422,956
Long-term Debt, Gross (in Dollars) | $										5,452,546
Gains (Losses) on Extinguishment of Debt (in Dollars) | $										$ (4,970,410)
Placement Agent [Member]
The Company (Details) [Line Items]
Share Price (in Dollars per share) | $ / shares				$ 19.60	$ 20.00			$ 19.60
Fair Value Assumptions, Expected Volatility Rate				85.06%	84.27%
Fair Value Assumptions, Risk Free Interest Rate				1.01%	1.16%
Fair Value Assumptions, Expected Dividend Rate				0.00%	0.00%
Fair Value Assumptions, Expected Term				4 years	4 years
Class of Warrant or Right, Price of Securities Called by Each Unit, Warrant (in Dollars per Item) | $ / item				50,000				50,000
Warrant Issued, Fair Value (in Dollars) | $				$ 110,416	$ 1,036,605
Underwriters [Member] | 2014 Public Offering [Member]
The Company (Details) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	600,000
Underwriting Agreement [Member] | 2014 Public Offering [Member]
The Company (Details) [Line Items]
Stockholders Equity Note, Stock Split,Shares Issued for Fractional Share	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares	$ 6.25
Share Price (in Dollars per share) | $ / shares	$ 4.60
Fair Value Assumptions, Expected Volatility Rate	108.07%
Fair Value Assumptions, Risk Free Interest Rate	1.48%
Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions, Expected Term	4 years 6 months
Payment for Underwriting Fees (in Dollars) | $	$ 1,675,000
Issuance of Warrants to Underwriters	120,000
Warrants, Aggregate Grant Date, Fair Value (in Dollars) | $	$ 395,766